Disclosure of detailed information about debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Jul. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Feb. 09, 2015
Statement [Line Items]
Revolving credit facility	$ 30,201	$ 75,000	$ 49,639
Finance lease liabilities	109		1,202
Current debt	30,310		50,841
Convertible debentures, interest rate				6.50%	5.75%
Convertible debentures	47,625		52,500
Finance lease liabilities	0		406
Long-term debt	47,625		52,906
Total debt	$ 77,935		$ 103,747